Derivative Assets (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Derivative Asset - Schedule of Derivative Assets (Table)

	June 30, 2024	December 31, 2023
Opening balance	$41,506	$63,503
FX option premium	28	–
Unrealized loss on derivative assets (interest rate caps)	(4,479)	(16,625)
Unrealized gain on FX option	155	–
Fair value adjustment on derivative asset	(764)	(5,372)
Closing balance	$36,446	$41,506
Less: Current portion of derivative assets (interest rate caps)	(22,429)	(24,639)
Less: Current portion of FX option	(183)	–
Non-current portion of derivative assets (interest rate caps)	$13,834	$16,867